Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
At January 1, 2021
Cost	663	243	906
Accumulated depreciation	(321)	(70)	(391)
Net book amount	342	173	515
Year Ended December 31, 2021
Opening net book amount	342	173	515
Additions	305	—	305
Other movements	(36)	—	(36)
Depreciation charge	(152)	(24)	(176)
Translation differences	(26)	(13)	(39)
Closing net book amount	433	136	569
At December 31, 2021
Cost	738	223	961
Accumulated depreciation	(305)	(87)	(392)
Net book amount	433	136	569
Year Ended December 31, 2020
Opening net book amount	376	175	551
Additions	41	5	46
Depreciation charge	(100)	(23)	(123)
Translation differences	25	16	41
Closing net book amount	342	173	515
At December 31, 2020
Cost	663	243	906
Accumulated depreciation	(321)	(70)	(391)
Net book amount	342	173	515

Summary of Reconciliation of Depreciation Expense

The following is the reconciliation of depreciation expense:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Depreciation expensed to technology expenses	46	13	5
Depreciation expensed to general and administrative expenses	130	110	105
Total depreciation expense	176	123	110